GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customers	$ 137,232	$ 127,490	$ 155,827
Technology [Member]
Revenue from External Customers	22,048	24,673	35,017
Networking [Member]
Revenue from External Customers	$ 115,184	$ 102,817	$ 120,810